Stockholders' Equity (Deficit)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Stockholders' Equity (Deficit)
Stockholders' Equity (Deficit)

Note 12 — Stockholders’ Deficit

Issuance of Common Stock for Services to Consultants

During the three months ended June 30, 2017, the Company issued 229,165 shares of its common stock valued at $382,705 to various consultants. The Company valued these shares at a price of $1.67 per share, the most recent price of the sale of its common stock near the date of grant.

Issuance of Common Stock for Services to Employees

During the three months ended June 30, 2017, the Company issued 700,000 shares of its common stock valued at $1,169,000 to certain employees. The Company valued these shares at a price of $1.67 per share, the most recent price of the sale of its common stock near the date of grant.

During the three months ended June 30, 2017, the Company recorded $107,292 of expense related to the vested portion of its restricted stock, and the remaining $1,061,708 is expected to be recorded over the next two years.

Additional details of the Company’s restricted common stock are as follows:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Non-vested March 31, 2017	—	$—
Issued	700,000	1.67
Vested	(37,500)	1.67
Forfeited	—	—
Non-vested, June 30, 2017	662,500	$1.67

Warrants

During the quarter ended June 30, 2017, the Company issued warrants along with a series of convertible notes to acquire 872,500 shares of Company’s common stock valued at $791,576 at an exercise price of $0.01.

During the quarter ended June 30, 2017, 1,022,500 warrants were exercised into 1,022,500 shares of common stock for net proceeds of $10,226.

The table below summarizes the Company’s warrant activities:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Balance outstanding, March 31, 2017	150,000	$0.010	2.99
Granted	872,500	0.010	3.07
Exercised	(1,022,500)	0.010	3.06
Forfeited/expired	—	—	—
Balance outstanding, June 30, 2017	—	$—	—
Exercisable, June 30, 2017	—	$—	—

Note 12 — Stockholders’ Equity (Deficit)

Sale of Common Stock or Equity Units

During the year ended March 31, 2017, the Company entered into securities purchase agreements with certain accredited investors, pursuant to which the Company sold an aggregate of 550,000 units at a purchase price of $2.50 per share for $1,375,000 in cash proceeds. Each unit consisted of one share of the Company’s common stock and a warrant to purchase 0.5 (one-half) share of the Company’s common stock, exercisable for a period of three years from the date of original issuance at exercise prices from $0.005 to $0.01 per share.

During the year ended March 31, 2016, the Company entered into securities purchase agreements with accredited investors, pursuant to which the Company agreed to issue an aggregate of 762,500 units at a purchase price of $0.50-1.00 per unit for $612,500 in cash. Each unit consisted of one share of the Company’s common stock and one warrant to purchase a share of the Company’s common stock, exercisable for a period of four years from the date of original issuance at an exercise price of $0.005 per share.

Issuance of Common Stock for Services

During the year ended March 31, 2017, the Company issued 1,578,720 shares of its common stock valued at $2,279,589 to various consultants, including 100,000 shares to a related party valued at $167,000. The Company valued these shares at prices varying from $0.50 to $1.67 per share based on the most recent prices of the sale of the Company’s common stock near the date of grant.

During the year ended March 31, 2016, the Company issued 1,802,000 shares of its common stock valued at $856,500 to various consultants and advisory board members. The Company valued these shares at prices varying from $0.25 to $0.50 per share based on the most recent prices of the sale of its common stock on the date of grant.

Warrants

On June 2, 2016, the Company issued warrants to acquire 205,920 shares of the Company’s common stock valued at $341,864 as an inducement to convert a convertible note. These warrants, along with 400,000 warrants issued to the noteholder upon issuance of the note, were exercised during the year ended March 31, 2017, at an exercise price of $0.005 per share, resulting in net proceeds to the Company of $3,030.

In April, 2016, the Company issued warrants to Trinad Capital, a related party, to acquire 3,352,754 shares of the Company’s common stock valued at $1,661,114 at an exercise price of $0.005 to extend the maturity dates of the First and Second Senior Notes. These warrants were exercised during the year ended March 31, 2017, at an exercise price of $0.005 per share, resulting in net proceeds to the Company of $16,764.

During the year ended March 31, 2017, the Company issued warrants to purchase aggregate 2,583,038 shares of the Company’s common stock along with various convertible notes. These warrants were valued at $676,518 at an exercise price of $0.01.

During the year ended March 31, 2017, the Company issued warrants to purchase 275,000 shares of the Company’s common stock as part of securities purchase agreements.

During the year ended March 31, 2017, warrants to purchase 9,665,360 shares of common stock were exercised, of which 2,250,000 warrants were exercised on a cashless basis, and the Company received proceeds of $48,123 related to the exercise of the balance of the warrants.

During the year ended March 31, 2016, the Company issued 1,162,500 shares of the Company’s common stock upon exercise of 1,162,500 warrants at an exercise price of $0.005 per share, resulting in net proceeds to the Company of $5,813.

The table below summarizes the Company’s warrant activities:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding, April 1, 2016	3,600,000	$0.045	3.21
Granted	1,162,500	0.005	2.21
Exercised	(1,162,500)	0.005	4.24
Forfeited/expired	—	—	—
Balance outstanding, March 31, 2016	3,600,000	0.050	4.16
Granted	6,416,712	0.007	2.91
Exercised	(9,866,712)	0.022	3.15
Forfeited/expired	—	—	—
Balance outstanding, March 31, 2017	150,000	$0.010	2.99
Exercisable, March 31, 2017	150,000	$0.010	2.99

Increase of Authorized Common Stock and Creation of Preferred Stock

On August 29, 2016, the Company’s Board of Directors and stockholders approved for the Company to file a Certificate of Amendment to its Articles of Incorporation (the “Certificate”) with the Secretary of State of the State of Nevada, which increased the Company’s authorized capital stock. The Certificate was filed and became effective on September 1, 2016. The Certificate increased the aggregate number of shares of capital stock which the Company has the authority to issue to 501,000,000 shares, consisting of 500,000,000 shares of common stock and 1,000,000 shares of the Company’s preferred stock, $0.001 par value per share (the “preferred stock”).

The Company may issue shares of preferred stock from time to time in one or more series, each of which will have such distinctive designation or title as shall be determined by the Company’s Board of Directors and will have such voting powers, full or limited, or no voting powers, and such preferences and relative, participating, optional or other special rights and such qualifications, limitations or restrictions thereof, as shall be stated in the resolution or resolutions providing for the issue of such class or series of preferred stock as may be adopted from time to time by the Company’s Board of Directors. The Company’s Board of Directors will have the power to increase or decrease the number of shares of preferred stock of any series after the issuance of shares of that series, but not below the number of shares of such series then outstanding. In case the number of shares of any series shall be decreased, the shares constituting such decrease will resume the status of authorized but unissued shares of preferred stock.

While the Company does not currently have any plans for the issuance of preferred stock, the issuance of such preferred stock could adversely affect the rights of the holders of common stock and, therefore, reduce the value of the common stock. It is not possible to state the actual effect of the issuance of any shares of preferred stock on the rights of holders of the common stock until and unless the Company’s Board of Directors determines the specific rights of the holders of the preferred stock; however, these effects may include: restricting dividends on the common stock, diluting the voting power of the common stock, impairing the liquidation rights of the common stock, or delaying or preventing a change in control of the Company without further action by the stockholders.